Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Summary of transactions and balances with equity accounted units

	Note	2020 US$m	2019 US$m	2018 US$m
Income statement items
Purchases from equity accounted units		(960)	(1,155)	(1,209)
Sales to equity accounted units		271	268	493

Cash flow statement items
Dividends from equity accounted units		594	669	800
Net funding of equity accounted units		(43)	(33)	(9)

Balance sheet items
Investments in equity accounted units(a)	15	3,764	3,971	4,299
Loans to equity accounted units	19	41	39	38
Trade and other receivables: amounts due from equity accounted units(b)	18	251	259	278
Trade and other payables: amounts due to equity accounted units	24	(241)	(271)	(223)
(a)Investments in equity accounted units include quasi equity loans. Further information about investments in equity accounted units is set out in notes 34 and 35.
(b)This includes prepayments of tolling charges.